FINANCIAL INSTRUMENTS - Exposure to the Israeli CPI and foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 9,670	$ 15,115	$ 6,471	$ 7,643
Short-term bank deposits	30,000
Trade receivables (including long-term trade receivables)	8,766	8,540
Other receivable	2,251	1,404
Inventories	7,164	3,363
Long-term restricted deposits	459	386
Long-term prepaid expenses	88	90
Property and equipment and intangible assets	3,941	1,867
Right-of-use -ssets	1,801	2,442
Total assets	64,140	33,207
Liabilities
Short-term bank loan	5,000	5,000
Trade payables	4,418	2,028
Other payables (including accrued expenses)	7,064	4,772
Provisions	321	273
Long-term loans (including current maturities)	289
Lease liabilities (including current maturities)	2,080	2,598
Employee benefits	625	612
Other long-term liabilities	1,271	1,260
Total liabilities	21,068	16,543
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	43,072	16,664	$ 6,688	$ 1,377
Currency risk | Dollars
Assets
Cash and cash equivalents	6,476	13,178
Short-term bank deposits	30,000
Trade receivables (including long-term trade receivables)	7,582	7,750
Other receivable	536	338
Inventories	0	0
Long-term restricted deposits	163	111
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Right-of-use -ssets	0	0
Total assets	44,757	21,377
Liabilities
Short-term bank loan	5,000	5,000
Trade payables	2,088	779
Other payables (including accrued expenses)	5,252	2,940
Provisions	0	0
Long-term loans (including current maturities)	0
Lease liabilities (including current maturities)	419	714
Employee benefits	0	0
Other long-term liabilities	1,061	1,060
Total liabilities	13,820	10,493
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	30,937	10,884
Currency risk | NIS
Assets
Cash and cash equivalents	2,364	1,254
Short-term bank deposits	0
Trade receivables (including long-term trade receivables)	98	96
Other receivable	92	62
Inventories	0	0
Long-term restricted deposits	296	275
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Right-of-use -ssets	0	0
Total assets	2,850	1,687
Liabilities
Short-term bank loan	0	0
Trade payables	2,296	1,215
Other payables (including accrued expenses)	1,050	1,366
Provisions	0	0
Long-term loans (including current maturities)	289
Lease liabilities (including current maturities)	1,661	1,884
Employee benefits	0	0
Other long-term liabilities	210	200
Total liabilities	5,506	4,665
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	(2,656)	(2,978)
Currency risk | Euro
Assets
Cash and cash equivalents	708	587
Short-term bank deposits	0
Trade receivables (including long-term trade receivables)	661	694
Other receivable	2	2
Inventories	0	0
Long-term restricted deposits	0	0
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Right-of-use -ssets	0	0
Total assets	1,371	1,283
Liabilities
Short-term bank loan	0	0
Trade payables	34	34
Other payables (including accrued expenses)	19	54
Provisions	0	0
Long-term loans (including current maturities)	0
Lease liabilities (including current maturities)	0	0
Employee benefits	0	0
Other long-term liabilities	0	0
Total liabilities	53	88
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	1,318	1,195
Currency risk | Other currencies
Assets
Cash and cash equivalents	122	96
Short-term bank deposits	0
Trade receivables (including long-term trade receivables)	425	0
Other receivable	0	0
Inventories	0	0
Long-term restricted deposits	0	0
Long-term prepaid expenses	0	0
Property and equipment and intangible assets	0	0
Right-of-use -ssets	0	0
Total assets	547	96
Liabilities
Short-term bank loan	0	0
Trade payables	0	0
Other payables (including accrued expenses)	0	0
Provisions	0	0
Long-term loans (including current maturities)	0
Lease liabilities (including current maturities)	0	0
Employee benefits	0	0
Other long-term liabilities	0	0
Total liabilities	0	0
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	547	96
Non-monetary items
Assets
Cash and cash equivalents	0	0
Short-term bank deposits	0
Trade receivables (including long-term trade receivables)	0	0
Other receivable	1,621	1,002
Inventories	7,164	3,363
Long-term restricted deposits	0	0
Long-term prepaid expenses	88	90
Property and equipment and intangible assets	3,941	1,867
Right-of-use -ssets	1,801	2,442
Total assets	14,615	8,764
Liabilities
Short-term bank loan	0	0
Trade payables	0	0
Other payables (including accrued expenses)	743	412
Provisions	321	273
Long-term loans (including current maturities)	0
Lease liabilities (including current maturities)	0	0
Employee benefits	625	612
Other long-term liabilities	0	0
Total liabilities	1,689	1,297
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$ 12,926	$ 7,467